Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable, net
	As of June 30,
	2021	2020
Trade accounts receivable	$44,448,073	$25,850,996
Less: allowance for doubtful accounts	(309,076)	(97,140)
Accounts receivable, net	$44,138,997	$25,753,856

Schedule of allowance for doubtful accounts
	As of June 30,
	2021	2020
Balance at the beginning of the year	$97,140	$81,745
Provision for doubtful accounts	214,734	36,450
Recovery of doubtful accounts	(16,994)	(18,739)
Foreign currency translation adjustments	14,196	(2,316)
Balance at the end of the year	$309,076	$97,140